Earnings Per Share (Details Textual)			12 Months Ended
	Feb. 02, 2015 USD ($)	Feb. 02, 2015 CNY (¥)	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Feb. 02, 2015 CNY (¥)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants exercise price			$ 1.19	$ 1.88
Bejjing Bangruisi Investment Co., Ltd. [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Loan borrowed amount	$ 2,310,643				¥ 15,000,000
Annual interest rate	10.00%				10.00%
Percentage of equity interest	5.00%	5.00%
Consideration of equity interest	$ 770,214				¥ 5,000,000
Jinzheng [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convert to loan contributed capital	$ 2,310,643	¥ 15,000,000
Percentage of equity interest	20.00%	20.00%